Acquisitions and Other Transactions - Other acquisitions (Details) $ / shares in Units, $ in Thousands, $ in Millions																																	1 Months Ended	12 Months Ended
	Jan. 19, 2024 USD ($)	Jan. 01, 2024 USD ($) $ / oz	Dec. 31, 2023 USD ($)	Dec. 30, 2023 USD ($)	Dec. 18, 2023 USD ($) $ / shares	Nov. 15, 2023 USD ($)	Aug. 29, 2023 USD ($)	Jul. 26, 2023 USD ($) shares	Jul. 26, 2023 CAD ($) $ / shares shares	Jul. 06, 2023 USD ($)	Jul. 05, 2023 USD ($) shares	Jul. 05, 2023 CAD ($) $ / shares shares	Jun. 29, 2023 USD ($)	Jun. 27, 2023 USD ($)	Jun. 15, 2023 USD ($) item	Jun. 08, 2023 USD ($)	Apr. 14, 2023 USD ($)	Mar. 08, 2023 USD ($)	Feb. 22, 2023 CAD ($)	Dec. 30, 2022 USD ($)	Oct. 27, 2022 USD ($) shares	Oct. 27, 2022 CAD ($) $ / shares shares	Oct. 06, 2022 USD ($) shares	Oct. 06, 2022 CAD ($) $ / shares shares	Jul. 25, 2022 USD ($) item	May 02, 2022 USD ($)	Apr. 14, 2022 USD ($) shares	Apr. 14, 2022 CAD ($) $ / shares shares	Feb. 21, 2021	Jun. 08, 2019	Feb. 21, 2019	Feb. 19, 2019 USD ($)	Apr. 30, 2023	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 03, 2024 USD ($)	Jan. 02, 2024 USD ($)	Dec. 18, 2023 CAD ($)	Nov. 21, 2023 USD ($)	Aug. 29, 2023 CAD ($)	Aug. 08, 2023 USD ($)	Feb. 23, 2023 USD ($)	Feb. 22, 2023 USD ($) item	Dec. 31, 2022 CAD ($)	Dec. 30, 2022 CAD ($)	Apr. 14, 2022 $ / shares	Feb. 19, 2019 CAD ($)
Disclosure of detailed information about business combination [line items]
Purchase price																				$ 1,100							$ 37,400															$ 7,000	$ 13,700		$ 1.5
Percentage of NSR																			1.50%										2.00%		2.00%	2.00%
Proceeds from sale of interest																			$ 18.0
Unsecured convertible debenture provided			$ 24,800																															$ 24,800
Buy back percentage of net smelter return																														0.50%
Option to buy back of NSR (as a percent)																																											0.50%
Proceeds from sale of royalty interest																																		$ 7,000
Natural Gas Royalty Interests in Haynesville
Disclosure of detailed information about business combination [line items]
Purchase price																																							$ 125,000
Advance made in Escrow account in connection with acquisition				$ 12,500
Percentage of Net Smelter Return Castle Mountain
Disclosure of detailed information about business combination [line items]
Percentage of NSR																										2.65%
Percentage of Net Smelter Return Pacific Clay
Disclosure of detailed information about business combination [line items]
Percentage of NSR																										4.65%
U.S. Oil & Gas Royalty Interest - Haynesville, Texas, USA | Acquisition of Royalties
Disclosure of detailed information about business combination [line items]
Purchase price																																					$ 125,000
Eskay Creek Royalty
Disclosure of detailed information about business combination [line items]
Purchase price					$ 41,800															$ 21,000															$ 19,900			$ 56.0						$ 27.0	$ 28.5
Percentage of NSR					2.50%															0.50%
Additional NSR acquired					1.00%
Contingent consideration recognised as of acquisition date					$ 3,400																																	4.5
Eskay Creek Royalty | Skeena Convertible Debenture
Disclosure of detailed information about business combination [line items]
Unsecured convertible debenture provided					$ 18,700																																	$ 25.0
Convertible debenture, interest rate					7.00%																																	7.00%
Debenture to share conversion price (per share) | $ / shares					$ 7.70
Argonaut Gold Inc.'s Royalty on Magino Gold Project - Ontario, Canada
Disclosure of detailed information about business combination [line items]
Purchase price						$ 28,000															$ 52,500
Percentage of NSR																					2.00%	2.00%												3.00%
Additional NSR acquired						1.00%
Number of shares acquired | shares																					34,693,462	34,693,462
Price per share | $ / shares																						$ 0.39
Total cost of shares acquired																					$ 10,000	$ 13.5
Wawa Gold Project - Ontario, Canada
Disclosure of detailed information about business combination [line items]
Purchase price							$ 5,000																																	$ 6.8
Percentage of NSR							1.50%
Option to acquire additional NSR							0.50%
Royalty on Pascua-Lama Mine - Chile [Member]
Disclosure of detailed information about business combination [line items]
Purchase price																																									$ 75,000
Royalty on Pascua-Lama Mine - Chile [Member] | Acquisition of Royalties
Disclosure of detailed information about business combination [line items]
Purchase price		$ 6,700																																		$ 6,700
Gold price per ounce | $ / oz		800
Percentage of NSR (Gold)		2.941%
Percentage of NSR (Copper)		0.588%
Royalty on Volcan Gold Project - Chile
Disclosure of detailed information about business combination [line items]
Purchase price										$ 15,000
Percentage of NSR										1.50%
Option to acquire additional NSR										1.00%
Percentage of NSR on existing royalty										1.50%
Marathon Gold Corporation, Valentine Gold Project Acquisition
Disclosure of detailed information about business combination [line items]
Purchase price																$ 45,000																$ 13,700															$ 18.0
Percentage of NSR																			2.00%															3.00%
Additional NSR acquired																1.50%
Consideration transferred under option to buy-down																																											$ 7,000
Option to buy back of NSR (as a percent)																																											0.50%
Number of shares acquired | shares											6,578,947	6,578,947
Price per share | $ / shares												$ 0.76
Total cost of shares acquired											$ 3,800	$ 5.0
Caserones Royalty, Chile
Disclosure of detailed information about business combination [line items]
Purchase price													$ 7,300					$ 2,100
Percentage of NSR			0.5702%										0.086%					0.026%									0.4582%	0.4582%					0.4582%
Additional NSR acquired																																		0.112%
Caserones Royalty, Chile | EMX Royalty Corporation | Sale of effective NSR
Disclosure of detailed information about business combination [line items]
Percentage of NSR	0.517%
Proceeds from sale of royalty interest	$ 4,700
EMX Royalty Corporation
Disclosure of detailed information about business combination [line items]
Number of shares acquired | shares																											3,812,121	3,812,121
Price per share | $ / shares																												$ 3.30
Total cost of shares acquired																											$ 10,000	$ 12.6
Number of common shares issued per unit | shares																											1	1
Number of common share, each warrant can exercise | shares																											1
Warrants and rights outstanding, term																											5 years	5 years
Exercise price per common share | $ / shares																																														$ 4.45
New Royalties with EMX Royalty Corporation
Disclosure of detailed information about business combination [line items]
Terms of arrangement of joint acquisitions (years)														3 years
Percentage of contribution towards royalty acquisition by Franco Nevada														55.00%
Maximum contributions towards Royalty by Franco Nevada														$ 5,500
Percentage of contribution towards royalty acquisition by EMX														45.00%
Maximum contributions towards Royalty by EMX														$ 4,500
Percentage of royalty to be split among parties to joint acquisition														50.00%
Exploration Properties - Nevada and Arizona, U.S.
Disclosure of detailed information about business combination [line items]
Purchase price															$ 2,500
Percentage of NSR															0.50%
Number of Royalty Portfolio Acquired | item															8
Royalty on Kerr-Addison Property and Share Subscription with Gold Candle Ltd. - Ontario, Canada
Disclosure of detailed information about business combination [line items]
Purchase price																	$ 10,000
Percentage of NSR																	1.00%
Number of shares acquired | shares								5,454,546	5,454,546
Price per share | $ / shares									$ 1.10
Total cost of shares acquired								$ 4,600	$ 6.0
Gold Royalty, Australia
Disclosure of detailed information about business combination [line items]
Purchase price																																											$ 15,600
Percentage of NSR																			1.50%
Consideration transferred on existing royalty																																											$ 14,300
Number of Royalty Portfolio Acquired | item																																											5
Contingent consideration recognised as of acquisition date																																											$ 1,300
Mineral Rights With Continental Resources Inc
Disclosure of detailed information about business combination [line items]
Cumulative Investment In Royalty Acquisition Venture			$ 450,200																															$ 450,200
Total cumulative investment			$ 69,800																															69,800
Total contributions made																																		$ 9,600	$ 12,200
Westhaven Gold Corp.'s Royalties on Spences Bridge Gold Belt Claims - British Columbia, Canada
Disclosure of detailed information about business combination [line items]
Purchase price																							$ 6,000
Percentage of NSR																							2.00%	2.00%
Option to acquire additional NSR																							0.50%	0.50%
Consideration transferred under option to buy-down																							$ 3,000
Period for completion under option to buy-down																							5 years	5 years
Percentage of NSR on existing royalty																							2.50%	2.50%
Consideration transferred on existing royalty																							$ 750
Number of shares acquired | shares																							2,500,000	2,500,000
Price per share | $ / shares																								$ 0.40
Total cost of shares acquired																							$ 730	$ 1.0
Royalties in Chile
Disclosure of detailed information about business combination [line items]
Purchase price																									$ 1,000
Number of Royalties Acquired | item																									7
Percentage of net smelter return on precious metals																									2.00%
Percentage of net smelter return on base metals																									1.00%
Castle Mountain Royalty, California
Disclosure of detailed information about business combination [line items]
Purchase price																										$ 6,000
Percentage of NSR																										2.00%